26. EMPLOYEE BENEFITS (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations	R$ 3,077,849	R$ 2,872,442	R$ 2,430,381
Actuarial liabilities	908,721	719,266
Post-employment healthcare benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations	866,784	691,262
Actuarial liabilities	R$ 866,784	R$ 691,262	R$ 489,074